Note 8 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Notes Tables
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Domestic	$(32,705)	$(85,278)	$(59,212)
Foreign	11,209	46,128	(8,468)
Total	$(21,496)	$(39,150)	$(67,680)

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Current:
Federal	$(8)	$—	$—
State and local	(36)	2	65
Foreign	7,113	10,002	8,905
Deferred:
Federal	—	—	(346)
Foreign	8,547	(1,940)	(5,906)
Total income tax expense	$15,616	$8,064	$2,718

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Expected income tax expense at 21%	$(4,514)	$(8,222)	$(14,213)
Foreign tax rate differential	(307)	(1,996)	74
Foreign tax differences	2,128	(327)	4,703
Global intangible low tax income inclusion	1,296	7,310	3,443
State and local taxes	(36)	2	65
Nondeductible expenses	134	865	1,604
Nontaxable PPP loan forgiveness	(1,454)	—	—
Valuation allowance on operations	18,369	10,432	7,042
Total income tax expense	$15,616	$8,064	$2,718

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]

	December 31,
	2020	2019
Deferred income tax assets:
Accrued expenses	$1,326	$1,588
Allowance accounts	6,560	6,161
Net operating loss carryforward	115,254	105,844
Equity method investment	35,292	35,292
Original issue discount	3,287	6,000
Interest limitation	14,645	10,132
Basis in identified intangibles	5,499	7,090
Tax credit carryforwards	4,733	5,070
Other	3,585	4,443
Total deferred income tax asset	190,181	181,620
Valuation allowance	(189,306)	(170,937)
Net deferred income tax asset	875	10,683
Deferred income tax liabilities:
Unbilled receivables	(875)	(1,949)
Total deferred income tax asset, net	$—	$8,734

Schedule of Unrecognized Tax Benefits Roll Forward [Table Text Block]

	Years Ended December 31,
	2020	2019	2018
Beginning balance	$447	$447	$447
Increases in unrecognized tax benefits – current year positions	—	—	—
Decreases in unrecognized tax benefits – prior year position	—	—	—
Ending balance	$447	$447	$447